Marketable Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Less than 12 months, Fair Value	$ 17,092	$ 488
Less than 12 months, Unrealized Loss	(274)	(5)
More than 12 months, Fair Value	9,240	20,023
More than 12 months, Unrealized Loss	(1,087)	(1,597)
Mutual funds
Marketable Securities [Line Items]
Less than 12 months, Fair Value	0	0
Less than 12 months, Unrealized Loss	0	0
More than 12 months, Fair Value	0	0
More than 12 months, Unrealized Loss	0	0
Government debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	4,841	0
Less than 12 months, Unrealized Loss	(70)	0
More than 12 months, Fair Value	649	1,157
More than 12 months, Unrealized Loss	(509)	(440)
Corporate debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	12,251	488
Less than 12 months, Unrealized Loss	(204)	(5)
More than 12 months, Fair Value	8,591	18,866
More than 12 months, Unrealized Loss	$ (578)	$ (1,157)